SHARE BASED COMPENSATION (Narrative) (Details) ¥ / shares in Units, ¥ in Thousands										12 Months Ended			24 Months Ended
	Jun. 26, 2015 $ / shares	May. 18, 2015 shares	Mar. 05, 2015 shares	Oct. 14, 2014 $ / shares shares	Sep. 05, 2014 shares	Aug. 31, 2014 shares	May. 13, 2014 shares	Jun. 01, 2010 shares	Feb. 04, 2005 shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares	Jun. 26, 2015 ¥ / shares	May. 14, 2014 $ / shares	Nov. 14, 2008 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses | ¥										¥ 9,076	¥ 3,584
Unrecognized share-based compensation expenses | ¥											13,619			¥ 15,725
Difference between the fair value of the consideration and ordinary shares | ¥										(3,645)	¥ 5,110	¥ 22,826
Incremental share-based compensation expenses | ¥										¥ 5,238
Awards vested										270,453	169,033
CEHIL [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion of convertible loans to ordinary shares (in shares)			4,457,854			5,678,963	32,426,090
New Flourish Holdings Limited [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion of convertible loans to ordinary shares (in shares)					5,678,963
Senior Management [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price (in dollars per share) | $ / shares													$ 3.465
Employees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vested										59,872
Board members [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vested										424,459
Common Class A [Member] | CEHIL [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion of convertible loans to ordinary shares (in shares)			4,457,854		16,716,954
Common Class A [Member] | New Flourish Holdings Limited [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion of convertible loans to ordinary shares (in shares)					5,678,963
Restricted stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)				135,227						596,473	811,359
Denominator used to determine number of shares of restricted stock subject to each award | $ / shares				$ 200												$ 200
Share price (in dollars per share) | $ / shares				$ 1.480												$ 1.480
Awards outstanding				811,359							811,359			861,522
Awards vested										270,453	169,033
Awards issued										484,331
Restricted stock [Member] | Employees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)		86,473
Awards issued										59,872
Restricted stock [Member] | Employees and new hires [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		36 months
Granted (in shares)		510,000
Restricted stock [Member] | Employees and new hires [Member] | Vesting on one year anniversary [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage		25.00%											25.00%
Restricted stock [Member] | Board members [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards issued										424,459
Share Incentive Plan 2005 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant									50,000								676,078
Expiration term									10 years
Vesting period									4 years
Automatic termination period of the plan									10 years
Share Incentive Plan 2005 [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of voting interest to be held by an individual to be eligible for designation as an optionee or purchaser									10.00%
Exercise price per share granted to a 10% stockholder relative to fair market value per share on the grant date (as a percent)									110.00%
Purchase price per share granted to a 10% stockholder relative to fair market value per share on the grant date (as a percent)									100.00%
Equity Incentive Plan 2010 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Minimum exercise price of options to purchase shares to whom opportunity was offered to exchange shares | (per share)	$ 0.4749														¥ 3.08
Period used to calculate average trading price of the Company's Class A ordinary shares	30 days
Conversion ratio	1
Automatic termination period of the plan								10 years
Equity Incentive Plan 2010 [Member] | Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant								633,333
Annual increase in shares authorized on the first day of each fiscal year								833,333
Annual increase in shares authorized on the first day of each fiscal year (as a percent)								5.00%
Equity Incentive Plan 2010 [Member] | Common Class A [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares to be added to the 2010 Plan from the 2005 Plan								333,333
Equity Incentive Plan 2010 [Member] | Incentive Shares Option [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration term								10 years
Equity Incentive Plan 2010 [Member] | Incentive Shares Option [Member] | Employees [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of voting interest to be held by an individual to be eligible for designation as an optionee or purchaser								10.00%
Exercise price per share granted to a 10% stockholder relative to fair market value per share on the grant date (as a percent)								110.00%
Expiration term								5 years